CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (unaudited) - USD ($) $ in Millions	Total		Share Capital	Other Reserves		Former parent net investment	Fair value adjustments on equity securities	Actuarial (losses)/gains from defined benefit plans	Cumulative currency translation effects	Total value adjustments
Total invested capital, beginning balance at Dec. 31, 2018	$ 22,639		$ 0	$ 0		$ 22,650	$ (23)	$ (17)	$ 29	$ (11)
Net (loss)	(499)			(390)		(109)
Other comprehensive (loss)	(8)						(2)	(7)	1	(8)
Total comprehensive (loss)	(507)			(390)		(109)	(2)	(7)	1	(8)
Movements of financing provided to former parent, net	(2,658)					(2,658)
Other transactions with former parent	(46)					(46)
Reclassification of deferred equity-compensation	(7)					(7)
Distribution by former parent of share capital			20	19,812		(19,832)
Equity-based compensation	28			28
Other movements	3			1		2
Total other movements	(2,680)		20	19,841		(22,541)
Total invested capital, ending balance at Jun. 30, 2019	19,452		20	19,451		$ 0	(25)	(24)	30	(19)
Total invested capital, beginning balance at Dec. 31, 2019	19,303		20	19,355			(25)	(72)	25	(72)	[1]
Net (loss)	(479)			(479)
Other comprehensive (loss)	(72)						(7)	(23)	(42)	(72)	[1]
Total comprehensive (loss)	(551)			(479)			(7)	(23)	(42)	(72)	[1]
Equity-based compensation	42			42
Other movements	(21)	[2]		2	[2]			(23)		(23)
Total other movements	21			44				(23)		(23)
Total invested capital, ending balance at Jun. 30, 2020	$ 18,773		$ 20	$ 18,920			$ (32)	$ (118)	$ (17)	$ (167)	[1]

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting and an adjustment to actuarial (losses) for other post-employment benefit obligation assumption changes directly related to the Spin-off on April 9, 2019 but which was not recorded at that time.